Accounts Receivable, net (Including Related and Unrelated Parties) (Details 2) - TWD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Notes and Accounts Receivable [Line Items]
Accounts Receivable, Net Including Related Parties	$ 47,402,234	$ 40,591,273
Financial assets past due but not impaired [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Accounts Receivable, Net Including Related Parties		572,806
Past due less than 60 days [member] | Financial assets past due but not impaired [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Accounts Receivable, Net Including Related Parties		560,016
Past due 61~180 days [member] | Financial assets past due but not impaired [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Accounts Receivable, Net Including Related Parties		$ 12,790